--------------------------------------------------------------------------------
FLORIDA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND                                                         212/830-5200
================================================================================



Dear Shareholder:



We are pleased to present the annual report of Florida Daily Municipal Income Fund for the year ended August 31, 1998.

The Fund had net assets of $144,804,106 and 850 active shareholders as of August 31, 1998.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,




\s\Steven W. Duff


Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
AUGUST 31, 1998
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Tax Exempt Investments (13.86%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 3,000,000  County of Belknap, NH TAN (b)                                         12/29/98  3.65%  $ 3,000,379
   2,000,000  Davis County, UT TRAN (b)                                             12/31/98  3.69     2,003,222
     750,000  Halifax Hospital Medical Center, Daytona Beach, FL
              LOC Barnett Bank of Jacksonville                                      04/15/99  3.60       751,565    MIG-1
     525,000  Palm Beach County School District Bonds (b)
              AMBAC Insured                                                         08/01/99  3.53       533,055
   4,000,000  Salem, NH TAN (b)                                                     12/17/98  3.64     4,000,554
   2,750,000  School District of Martin County, FL TAN                              06/30/99  3.57     2,758,355    MIG-1
   5,000,000  School District of Miami - Dade County, FL TAN                        06/30/99  3.52     5,017,177    MIG-1
   2,000,000  School District of Palm Beach County, FL TAN - Series 1997            10/13/98  3.70     2,001,661             SP-1+
 -----------                                                                                         -----------
  20,025,000  Total Other Tax Exempt Investments                                                      20,065,968
 -----------                                                                                         -----------
Other Variable Rate Demand Instruments (c) (62.55%)
------------------------------------------------------------------------------------------------------------------------------------
 $   400,000  Broward County, FL IDRB (Allied Signal Incorporated)                  03/01/99  3.35%  $   400,000               A1
   2,100,000  Citrus Park Community Development District
              Capital Improvement Bonds - Series 1996
              LOC Dresdner Bank A.G.                                                11/01/16  3.22     2,100,000    VMIG-1
   2,450,000  City of Gainsville, FL IDRB (Heat - Pipe Technology, Inc. Project)
              LOC Amsouth Bank                                                      05/01/18  3.45     2,450,000     Aa3
     500,000  City of Tampa, FL Occupation License Tax Boards - Series 1996A
              FGIC Insured                                                          10/01/18  3.22       500,000    VMIG-1     A1+
   3,500,000  Dade County, FL HFA MHRB (Gables Point) - Series 1985
              Fannie Mae Collateralized                                             05/15/05  3.25     3,500,000               A1+
   2,500,000  Dade County, FL IDA RB (Florida Convalescent Association)
              LOC Bank of Tokyo - Mitsubishi, Ltd.                                  12/01/11  3.80     2,500,000    VMIG-1
   4,215,000  Escambia County, FL IDRB (Gelman Sciences, Inc. Project)
              LOC National Bank of Detroit                                          07/01/04  3.30     4,215,000               A1+
   1,200,000  Florida Development Finance Co. (Intrepid Powerboats, Inc.) (b)
              LOC Sun Trust Bank                                                    06/01/23  3.50     1,200,000
   1,000,000  Florida Development Finance Co. (Suncoast Bakeries, Inc.) (b)
              LOC Sun Trust Bank                                                    06/01/23  3.50     1,000,000
   1,000,000  Florida HFA (Heron Park Project) - Series V
              LOC NationsBank                                                       12/01/29  3.37     1,000,000    VMIG-1
   2,875,000  Florida HFA (Tiffany Club Project)
              LOC NationsBank                                                       09/01/26  3.37     2,875,000    VMIG-1






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000  Florida HFA MHRB
              (Monterey Meadows Apartment Project) - Series 1985
              LOC Citibank                                                          12/01/07  3.20%  $ 1,000,000               A1+
   1,000,000  Florida State Board of Education Capital Outlay                       01/01/14  3.20     1,000,000               A1+
     580,000  Gulf Breeze, FL RB - Series 1985B
              FGIC Insured                                                          12/01/15  3.25       580,000    VMIG-1     A1+
     995,000  Gulf Breeze, FL RB - Series 1985C
              FGIC Insured                                                          12/01/15  3.25       995,000    VMIG-1     A1+
   2,500,000  Highlands County, FL IDRB - Series 1997 (b)
              LOC PNC Bank, N.A.                                                    12/01/17  3.45     2,500,000
   1,000,000  Highlands County, FL Health Facility Authority RB
              (Adventist Health System/Sunbolt Inc.) - Series 1996B
              LOC Capital Markets Assurance Corp.                                   10/01/26  3.30     1,000,000    VMIG-1     A1+
   1,080,000  Hillsborough County, FL IDA (ADP Inc. Project) (b)                    02/01/01  4.05     1,080,000
   8,800,000  Illinois HEFA (Northwestern Memorial Hospital)                        08/15/25  3.35     8,800,000    VMIG-1     A1+
   1,000,000  Indian River County, FL IDRB (Florida Convention Centers Project)
              LOC Toronto-Dominion Bank                                             01/01/11  3.65     1,000,000      P1
   1,000,000  Jacksonville, FL Educational Facilities RB
              (Jacksonville University Project)
              LOC First Union National Bank                                         10/03/22  3.20     1,000,000               A1+
   1,000,000  Jacksonville, FL IDRB
              (University of Florida Health Science Center) - Series 1989
              LOC Barnett Bank of Jacksonville                                      07/01/19  3.45     1,000,000    VMIG-1
   1,500,000  Jacksonville, FL EDA IDRB (Crown Products, Inc. Project) (b)
              LOC Sun Trust Bank                                                    04/01/13  3.50     1,500,000
     100,000  King George County, VA IDA Birchwood Power Partners
              LOC Credit Suisse First Boston                                        10/01/24  3.40       100,000               A1+
     710,000  Lee, FL IDRB (Christian & Missionary Alliance) - Series 1985
              LOC Banque Nationale De Paris                                         04/01/10  3.32       710,000               A1
   1,700,000  Marion County, FL IDA
              (Hamilton Products, Incorporation Project) - Series 1995 (b)
              LOC Comerica Bank                                                     11/01/15  3.55     1,700,000
   3,000,000  Matagorda County, TX Naval District #1
              (Houston Light and Power Company)
              AMBAC Insured                                                         11/01/28  3.40     3,000,000    VMIG-1     A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1998
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,000,000  Miami-Dade County, FL IDA Professional Modification
              LOC Bankers Trust                                                     08/01/18  3.32%  $ 2,000,000             A1
   2,000,000  North Carolina Educational Facilities
              (Duke Universtiy) - Series1987 A                                      12/01/17  3.20     2,000,000    VMIG-1   A1+
   2,150,000  North Carolina Medcare Commission Hospital
              (Duke Universtiy) - Series A                                          06/01/23  3.20     2,150,000    VMIG-1   A1+
     800,000  Ocean Highway & Port Authority, FL RB - Series 1990
              LOC ABN AMRO Bank N.V.                                                12/01/20  3.30       800,000    VMIG-1
   4,800,000  Ocean Highway & Port Authority, FL RB
              (Port, Airport & Marina Improvement)
              LOC ABN AMRO Bank N.V.                                                12/01/20  3.30     4,800,000    VMIG-1   A1+
   1,000,000  Orange County, FL Health Facilities Authority RB
              (Adventist Health System/Sunbelt Obligation)
              LOC Rabobank Nederland                                                11/15/26  3.25     1,000,000             A1+
   2,400,000  Orange County, FL HFA MHRB (Post Lake Project)
              Fannie Mae Collateralized                                             06/01/25  3.30     2,400,000             A1+
   1,500,000  Orange County, FL HFA RB (Smokewood/Sun) - Series A
              LOC Citibank                                                          12/01/22  3.35     1,500,000             A1+
   6,840,000  Orange County, FL HFFA
              (Mayflower Retirement Company Project) - Series 1998
              LOC Rabobank Nederland                                                03/01/18  3.25     6,840,000             A1+
     950,000  Orange County, FL IDRB
              (Florida Convention Centers Project) - Series A
              LOC Toronto-Dominion Bank                                             01/01/11  3.60       950,000      P1
   3,300,000  Okeechobee County, FL Solid Waste
              (Chambers Waste System of Florida)
              LOC Morgan Guaranty Trust Company                                     03/01/06  3.45     3,300,000             A1+
   2,000,000  Palm Beach County, FL RB
              (Jewish Community Campus Corporation)
              AMBAC Insured                                                         05/01/25  3.20     2,000,000             A1+
     600,000  Palm Beach County, FL IDRB
              LOC Bank of Tokyo - Mitsubishi, Ltd.                                  11/01/11  3.80       600,000    VMIG-1
   1,000,000  Pinellas County, FL (Indian Country Project) (b)
              LOC Wachovia Bank & Trust Co., N.A.                                   10/01/01  3.25     1,000,000
   1,000,000  Pinellas County, FL Industry Council IDRB
              (Genca Corporation Project) (b)
              LOC PNC Bank, N.A.                                                    11/01/09  3.50     1,000,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,200,000  St. Johns County, FL IDA Health Facility Revenue
              (Coastal Health Care Investor)
              LOC Kredietbank                                                       12/01/16  3.45%  $ 2,200,000              A1
   1,500,000  St. Lucie County, FL Solid Waste (Florida Power & Light Company)      01/01/27  3.50     1,500,000    VMIG-1    A1+
     925,000  Suwannee County, FL (Advent Christian Village Project) - Series 1989
              LOC Barnett Bank of Jacksonville                                      10/01/19  3.40       925,000    VMIG-1
   1,000,000  Tamarac City, FL IDRB
              (Arch Aluminum & Glass Company) - Series 1995 (b)
              LOC PNC Bank, N.A.                                                    11/01/15  3.35     1,000,000
   1,900,000  University of North Florida
              LOC First Union National Bank                                         11/01/24  3.25     1,900,000    VMIG-1
   2,000,000  Volusia County Health Facility Authority RB - Series A
              LOC First Union National Bank                                         11/15/23  3.20     2,000,000              A1
 -----------                                                                                         -----------
  90,570,000  Total Other Variable Rate Demand Instruments                                            90,570,000
 -----------                                                                                         -----------
Put Bonds (d) (3.11%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000  Putnam County, FL Development Authority
              (Seminole Electric) - Series 1984 D
              LOC National Rural Utilities Cooperative Finance Corp.                12/15/98  3.65%  $ 1,000,000    VMIG-1    A1+
   3,500,000  Putnam County, FL Development Authority
              (Seminole Electric) - Series H-3
              LOC National Rural Utilities Cooperative Finance Corp.                09/15/98  3.50     3,500,000     MIG-1    A1+
 -----------                                                                                         -----------
   4,500,000  Total Put Bonds                                                                          4,500,000
 -----------                                                                                         -----------
Revenue Bonds (3.18%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,605,000  Bell County Health Facilities RB
              (Colonial Texas Pooled Health Care) (b)                               10/01/98  3.62%  $ 1,606,279
   3,000,000  The School District of Broward County, FL                             04/20/99  3.65     3,005,485     MIG-1   SP1+
 -----------                                                                                         -----------
   4,605,000  Total Revenue Bonds                                                                      4,611,764
 -----------                                                                                         -----------
Tax Exempt Commercial Paper (17.30%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,543,000  City of Gainesville, FL (Utilities System) -  Series C                09/30/98  3.75%  $  1,543,000     P1      A1+
   3,200,000  City of Gainesville, FL (Utilities System) -  Series C                10/14/98  3.60      3,200,000     P1      A1+
   1,100,000  City of Orlando, FL Capital Improvement                               09/10/98  3.50      1,100,000     P1      A1+
   1,200,000  Florida Municipal Power Agency Initial Pooled Loan Project - Series A
              LOC First Union National Bank                                         09/09/98  3.70      1,200,000     P1      A1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1998
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000  Florida Municipal Power Agency Intital Pooled Loan Project - Series A
              LOC First Union National Bank                                         10/08/98  3.65%  $  1,000,000     P1      A1
   2,200,000  Palm Beach County, FL HFA
              MBIA Insured                                                          12/09/98  3.80      2,200,000   VMIG-1    A1+
   2,000,000  Sarasota County Public Hospital District RB
              (Sarasota Memorial Hospital)                                          09/15/98  3.75      2,000,000   VMIG-1
   2,150,000  Sarasota County Public Hospital District RB
              (Sarasota Memorial Hospital)
              LOC Sun Trust Bank                                                    12/15/98  3.55      2,150,000   VMIG-1    A1+
   1,660,000  Sarasota County Public Hospital District
              (Sarasota Memorial Hospital) - Series A
              LOC Sun Trust Bank                                                    10/15/98  3.40      1,660,000   VMIG-1    A1+
   6,000,000  Sunshine State Government Finance Commission RB
              AMBAC Insured                                                         09/14/98  3.75      6,000,000   VMIG-1
   2,000,000  Sunshine State Government Finance Commission RB - Series 1986
              AMBAC Insured                                                         09/09/98  3.70      2,000,000   VMIG-1
   1,000,000  West Orange Memorial Tax District RB - Series 1991A
              LOC Rabobank Nederland                                                09/09/98  3.70      1,000,000   VMIG-1
 -----------                                                                                          -----------
  25,053,000  Total Tax Exempt Commercial Paper                                                        25,053,000
 -----------                                                                                          -----------
              Total Investments (100.00%) (Cost $144,800,732+)                                        144,800,732
              Cash and Other Assets In Excess of Liabilities (0.00%)                                        3,374
                                                                                                      -----------
              Net Assets (100.00%)                                                                   $144,804,106
                                                                                                      ===========
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 119,753,050 Shares Outstanding (Note 3)                                $       1.00
                                                                                                      ===========
              Class B Shares,  25,049,290 Shares Outstanding (Note 3)                                $       1.00
                                                                                                      ===========

              +  Aggregate cost for federal income tax purposes is identical.














--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================








FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Trustees has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.

KEY:
     EDA      =   Economic Development Authority               IDRB     =   Industrial Development Revenue Bond
     FGIC     =   Financial Guaranteed Insurance Company       LOC      =   Letter of Credit
     FSA      =   Financial Securities Assurance               MHRB     =   Multi-family Housing Revenue Bond
     HEFA     =   Health and Education Facilities Authority    PCRB     =   Pollution Control Revenue Bond
     HFA      =   Housing Finance Authority                    RAN      =   Revenue Anticipation Note
     HFFA     =   Health Facility Finance Authority            RB       =   Revenue Bond
     HRB      =   Hospital Revenue Bond                        TRAN     =   Tax and Revenue Anticipation Note
     IDA      =   Industrial Development Authority










--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1998
================================================================================




INVESTMENT INCOME
 Income:
    Interest.................................................................... $      4,890,965
                                                                                 ----------------
 Expenses: (Note 2)
    Investment management fee...................................................          541,446
    Administration fee..........................................................          284,259
    Shareholder servicing fee...................................................          285,729
    Custodian fee...............................................................           12,916
    Shareholder servicing and related shareholder expenses......................           67,149
    Legal, compliance and filing fees...........................................           39,654
    Audit and accounting........................................................           60,252
    Trustees' fees..............................................................            6,083
    Amortization of organization expenses.......................................           11,443
    Other.......................................................................            8,808
                                                                                 ----------------
       Total expenses...........................................................        1,317,739
       Less: Fees waived (Note 2)............................................... (        365,476)
                                                                                 ----------------
       Net expenses.............................................................          952,263
                                                                                 ----------------
 Net investment income..........................................................        3,938,702

REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments........................................            5,663
                                                                                 ----------------
 Increase in net assets from operations......................................... $      3,944,365
                                                                                 ================


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 1998 AND 1997
================================================================================



                                                                              1998                      1997
                                                                      ------------------        ------------------


INCREASE (DECREASE) IN NET ASSETS

 Operations:
     Net investment income......................................      $        3,938,702        $        2,632,561

     Net realized gain (loss) on investments....................                   5,663                 -0-
                                                                      ------------------        ------------------

 Increase in net assets from operations..........................              3,944,365                 2,632,561

 Dividends to shareholders from net investment income:

     Class A....................................................      (        3,272,717)*      (        2,143,306)*

     Class B....................................................      (          665,985)*      (          489,255)*

  Transactions in shares of beneficial interest (Note 3):

     Class A....................................................              23,066,896                59,926,041

     Class B....................................................              13,266,676                 2,169,867
                                                                      ------------------        ------------------

         Total increase.........................................              36,339,235                62,095,908


 Net assets:
     Beginning of year..........................................             108,464,871                46,368,963
                                                                      ------------------        ------------------
     End of year................................................      $      144,804,106        $      108,464,871
                                                                      ==================        ==================


 * Designated as exempt-interest dividends for federal income tax purposes.











--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. Summary of Accounting Policies.
Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates
    (Continued).
Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended August 31, 1998, the Manager voluntarily waived investment management fees and administration fees of $94,753 and $270,723, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $59,396 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

3. Transactions in Shares of Beneficial Interest.
At August 31, 1998, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $144,802,340. Transactions, all at $1.00 per share, were as follows:

     Class A                                               Year Ended                        Year Ended
                                                         August 31, 1998                   August 31, 1997
                                                         ---------------                   ---------------
     Sold............................................        320,606,336                       290,402,555
     Issued on reinvestment of dividends.............          3,368,914                         2,012,037
     Redeemed........................................   (    300,908,354)                 (    232,488,551)
                                                         ---------------                   ---------------
     Net increase ...................................         23,066,896                        59,926,041
                                                         ===============                   ===============

     Class B                                               Year Ended                        Year Ended
                                                         August 31, 1998                   August 31, 1997
                                                         ---------------                   ---------------
     Sold............................................        133,547,316                        92,064,894
     Issued on reinvestment of dividends.............            633,588                           461,971
     Redeemed........................................   (    120,914,228)                 (     90,356,998)
                                                         ---------------                   ---------------
     Net increase....................................         13,266,676                         2,169,867
                                                         ===============                   ===============

4. Sales of Securities.
Accumulated undistributed realized gain at August 31, 1998, amounted to $1,766.

5. Concentration of Credit Risk.
The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 50% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.



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--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

6. Financial Highlights.
                                                 Year Ended          Year Ended         Year Ended         Period Ended
Class A                                        August 31, 1998     August 31, 1997    August 31, 1996    August 31, 1995**
-------                                        ---------------     ---------------    ---------------    -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.........  $     1.00          $     1.00         $     1.00          $     1.00
                                                -------------       -------------      -------------       -------------

 Income from investment operations:
   Net investment income......................        0.029               0.030              0.031               0.032
 Less distributions:
   Dividends from net investment income.......  (     0.029 )       (     0.030 )      (     0.031 )       (     0.032 )
                                                -------------       -------------      -------------       -------------
 Net asset value, end of period...............  $     1.00          $     1.00         $     1.00          $     1.00
                                                =============       =============      =============       =============
 Total Return.................................        2.92%               3.08%              3.09%               3.60%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..............  $    119,754         $    96,683       $     36,758        $     20,974
 Ratios to average net assets:
 Expenses (Net of waivers and reimbursements).        0.75%               0.57%              0.56%               0.40%*
 Net investment income........................        2.86%               3.03%              3.05%               3.54%*
 Expenses paid indirectly.....................       --                  --                  0.06%              --
 Management and Administration fees waived
   and expense reimbursed.....................        0.27%               0.51%              0.67%               0.95%*

                                                 Year Ended          Year Ended         Year Ended         Period Ended
Class B                                        August 31, 1998     August 31, 1997    August 31, 1996    August 31, 1995**
-------                                        ---------------     ---------------    ---------------    -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.........  $     1.00          $     1.00         $     1.00          $     1.00
                                                -------------       -------------      -------------       -------------
 Income from investment operations:
   Net investment income......................        0.032               0.033              0.033               0.036
 Less distributions:
   Dividends from net investment income.......  (     0.032 )       (     0.033 )      (     0.033 )       (     0.036 )
                                                -------------       -------------      -------------       -------------
 Net asset value, end of period...............  $     1.00          $     1.00         $     1.00          $     1.00
                                                =============       =============      =============       =============
 Total Return.................................        3.22%               3.34%              3.35%               3.84%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..............  $     25,050        $     11,782       $      9,611        $     10,174
 Ratios to average net assets:
 Expenses (Net of waivers and reimbursements).        0.46%               0.30%              0.31%               0.14%*
 Net investment income........................        3.16%               3.27%              3.34%               3.78%*
 Expenses paid indirectly.....................       --                  --                  0.06%              --
 Management and Administration fees waived
   and expense reimbursed.....................        0.27%               0.51%              0.67%               0.95%*

 *  Annualized
 ** Class A commenced operations on October 6, 1994 and Class B commenced operations on September 19, 1994.

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--------------------------------------------------------------------------------


FLORIDA DAILY MUNICIPAL INCOME FUND
INDEPENDENT AUDITOR'S REPORT
================================================================================


The Board of Trustees and Shareholders
Florida Daily Municipal Income Fund

We have audited the accompanying statement of net assets of Florida Daily Municipal Income Fund as of August 31, 1998 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from September 19, 1994 (Commencement of Operations) to August 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Florida Daily Municipal Income Fund as of August 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.




\s\McGladrey & Pullen, LLP



New York, New York
September 25, 1998




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                                             FLORIDA
                                             DAILY
                                             MUNICIPAL
                                             INCOME
                                             FUND






                                                     Annual Report
                                                    August 31, 1998

















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

--------------------------------------------------------------------------------






-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







--------------------------------------------------------------------------------


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